5. Stock Compensation (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Share-based compensation	$ 501,273	$ 551,142	$ 955,214	$ 1,642,194	$ 3,117,807	$ 1,765,074
Employee stock-based compensation - Option Grans
Share-based compensation	315,763	14,791	751,754	29,582
Employee stock-based compensation - Stock Grans
Share-based compensation	0	0	0	0
Non-Employee stock-based compensation - Option Grans
Share-based compensation	11,455	214,748	29,405	920,261
Non-Employee stock-based compensation - Stock Grants
Share-based compensation	0	321,603	0	370,748
Non-Employee stock-based compensation - Stock Warrant
Share-based compensation	$ 174,055	$ 0	$ 174,055	$ 321,603